Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	81 Months Ended		93 Months Ended		96 Months Ended		105 Months Ended		114 Months Ended		120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024
Gotham Absolute Return Fund - Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	31.53%	11.19%											6.79%
Gotham Enhanced Return Fund - Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	44.53%	14.53%											10.33%
Gotham Neutral Fund - Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	23.18%	6.83%											2.78%
Gotham Index Plus Fund - Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	36.54%	16.19%									13.62%	[1]
Gotham Index Plus Fund - Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares
Average Annual Return, Percent	36.14%	15.90%	12.58%	[2]
Gotham Large Value Fund - Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	26.40%	11.83%							12.19%	[3]
Gotham Enhanced S&P 500 Index Fund - Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	34.43%	15.18%			15.10%	[4]
Gotham Hedged Core Fund - Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	29.45%	10.97%					10.19%	[5]
Gotham Defensive Long 500 Fund - Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	29.11%	7.91%					9.75%	[6]
Gotham Total Return Fund - Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	28.01%	7.45%									7.48%	[7]
Gotham Enhanced 500 Plus Fund - Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares
Average Annual Return, Percent	32.85%	14.06%					13.84%	[8]
S&P 500® Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Total Return Index
Average Annual Return, Percent	36.35% [9]	15.98% [9]	13.98%	[10]	15.00%	[11]	15.00%	[9],[11],[12]	14.62%	[11]	13.44%	[9],[10],[12]	13.38% [9]
HFRX Equity Hedge Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Average Annual Return, Percent	11.35%	6.01%					4.76%	[12]			3.42%	[12]	3.49%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.46%	2.32%											1.65%

[1]	Institutional Class Shares of the Gotham Index Plus Fund incepted on March 31, 2015.
[2]	Investor Class Shares of the Gotham Index Plus Fund incepted on December 29, 2017.
[3]	The Gotham Large Value Fund commenced operations on December 31, 2015.
[4]	The Gotham Enhanced S&P 500 Index Fund commenced operations on December 30, 2016.
[5]	The Gotham Hedged Core Fund commenced operations on September 30, 2016.
[6]	The Gotham Defensive Long 500 Fund commenced operations on September 30, 2016.
[7]	The Gotham Total Return Fund commenced operations on March 31, 2015.
[8]	The Gotham Enhanced 500 Plus Fund commenced operations on September 30, 2016.
[9]	The Fund has designated the S&P 500® Total Return Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
[10]	Benchmark performance is from inception date of the Fund’s Institutional Class Shares only and is not the inception date of the benchmark itself.
[11]	Benchmark performance is from the inception date of the Fund Class only and is not the inception date of the benchmark itself.
[12]	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.